UNAUDITED CONSOLIDATED STATEMENTS OF (LOSS)/INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Total operating revenues	$ 309,702	$ 248,665
Vessel operating expenses	(90,463)	(67,761)
Administrative expenses	(40,337)	(38,867)
Project development expenses	(1,957)	(16,964)
Depreciation and amortization	(84,712)	(65,394)
Impairment of long-term assets	41,597	0
Total operating expenses	(295,596)	(254,727)
Realized and unrealized (loss)/gain on oil derivative instrument	(31,441)	200,088
Other operating gains	9,098	23,278
Total other operating (loss)/income	(22,343)	223,366
Operating (loss)/income	(8,237)	217,304
Financial income/(expenses)
Interest income	9,146	7,150
Interest expense	(77,096)	(70,657)
Losses on derivative instruments	(38,037)	(6,936)
Other financial items, net	(4,317)	(701)
Net financial expenses	(110,304)	(71,144)
(Loss)/income before taxes and equity in net losses of affiliates	(118,541)	146,160
Income taxes	(655)	(640)
Equity in net losses of affiliates	(47,630)	(3,547)
Net (loss)/income	(166,826)	141,973
Net income attributable to non-controlling interests	(69,898)	(60,444)
Net (loss)/income attributable to stockholders of Golar LNG Limited	$ (236,724)	$ 81,529
Basic and diluted (loss)/earnings per share (in USD per share)	$ (2.35)	$ 0.81
Cash dividends declared and paid per share (in USD per share)	$ 0	$ 0.23
Non-collaborative Arrangement
Voyage, charterhire and commission expenses	$ (17,597)	$ (15,307)
Collaborative Arrangement
Voyage, charterhire and commission expenses	(18,933)	(50,434)
Time and Voyage Charter
Total operating revenues	106,832	123,414
Time Charter
Total operating revenues	23,359	36,182
Liquefaction Services
Total operating revenues	163,573	73,101
Vessel and Other Management Fees
Total operating revenues	$ 15,939	$ 15,968